Summary of Significant Accounting Policies - Impact of ASUs on Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 5,031	$ 5,430	[1]
Restricted cash	772	770	[1]
Trade receivables, net	399	496	[1]
Financing receivables, net	19,167	19,795	[1]
Inventories, net	6,726	6,452	[1]
Property, plant and equipment, net	5,901	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	526	561	[1]
Equipment under operating leases	1,774	1,845	[1]
Goodwill	2,453	2,472	[1]	$ 2,449
Other intangible assets, net	788	792	[1]
Deferred tax assets	591	852	[1]
Derivative assets	98	77	[1]
Other assets	1,874	1,925	[1]
Total Assets	46,100	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,445	25,895	[1]
Trade payables	5,889	6,060	[1]
Deferred tax liabilities	114	94	[1]
Pension, postretirement and other postemployment benefits	1,488	2,300	[1]
Derivative liabilities	108	98	[1]
Other liabilities	8,958	9,594	[1]
Total Liabilities	41,002	44,041	[1]
Redeemable noncontrolling interest	30	25	[1]
Total Equity	5,068	4,232	[1]	$ 4,320	$ 4,843
Total Liabilities and Equity	$ 46,100	48,298	[1]
As Previously Reported
ASSETS
Cash and cash equivalents		5,430
Restricted cash		770
Trade receivables, net		496
Financing receivables, net		19,842
Inventories, net		6,280
Property, plant and equipment, net		7,003
Investments in unconsolidated subsidiaries and affiliates		561
Equipment under operating leases		1,845
Goodwill		2,472
Other intangible assets, net		792
Deferred tax assets		818
Derivative assets		77
Other assets		1,889
Total Assets		48,275
LIABILITIES AND EQUITY
Debt		25,895
Trade payables		6,060
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,300
Derivative liabilities		98
Other liabilities		9,400
Total Liabilities		43,850
Redeemable noncontrolling interest		25
Total Equity		4,400
Total Liabilities and Equity		48,275
Total Impact of New Revenue Recognition Standard | Adoption of ASC 606
ASSETS
Cash and cash equivalents		0
Restricted cash		0
Trade receivables, net		0
Financing receivables, net		(47)
Inventories, net		172
Property, plant and equipment, net		(172)
Investments in unconsolidated subsidiaries and affiliates		0
Equipment under operating leases		0
Goodwill		0
Other intangible assets, net		0
Deferred tax assets		34
Derivative assets		0
Other assets		36
Total Assets		23
LIABILITIES AND EQUITY
Debt		0
Trade payables		0
Deferred tax liabilities		(3)
Pension, postretirement and other postemployment benefits		0
Derivative liabilities		0
Other liabilities		194
Total Liabilities		191
Redeemable noncontrolling interest		0
Total Equity		(168)
Total Liabilities and Equity		$ 23

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).